Derivative Financial Instruments - Details of Currency Forward Contracts (Detail) ₺ in Thousands	Dec. 31, 2017 TRY (₺)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TRY (₺)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Fair Value	₺ 15,478
Currency forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Fair Value	(2,246)		₺ (1,286)
Currency forward contracts [member] | 28 February 2017 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount | $				$ 30,071,000
Current Derivative Financial Instruments Liabilities, Fair Value			₺ (1,286)
Currency forward contracts [member] | 30 January 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Current Derivative Financial Instruments Liabilities, Buy - Notional Amount | $		$ 50,000,000
Current Derivative Financial Instruments Liabilities, Fair Value	₺ (2,246)